DISCONTINUED OPERATIONS (Schedule of Revenues and Income (Loss) from Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues and income (loss) from discontinued operations
Income (loss) from and on sale of discontinued operation, net of income tax		¥ 0	$ 0	¥ 340,798	¥ (57,764)
Jinghan Group [Member]
Revenues and income (loss) from discontinued operations
Revenues				171,938	679,295
Impairment loss
Loss from discontinued operation				(4,499)	(73,499)
Income tax benefit				1,385	15,735
Loss from discontinued operation, net of income tax				(3,114)	(57,764)
Income on sale of discontinued operation, net of income tax	[1]			343,912
Income (loss) from and on sale of discontinued operation, net of income tax				340,798	¥ (57,764)
Foreign currency translation adjustment				¥ 9,084

[1]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.